Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	121,058,863	121,058,863
Preferred stock, shares outstanding	121,058,863	121,058,863
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	126,325,792	119,529,803
Common stock, shares outstanding	126,325,792	119,529,803
Common stock to be issued, shares		4,389,721